FINANCIAL INSTRUMENTS (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Fair value as of January 1,	$ 25,000
Fair value as of December 31,	45,000	$ 25,000
Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value as of January 1,	25,000	25,000
Current year investments	20,000	0
Fair value as of December 31,	$ 45,000	$ 25,000